UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	10/31

Date of reporting period:	01/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments
January 31, 2008
(Unaudited)

Common Stocks - 97.29%	Shares	Value

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products - 1.06%
CARBO Ceramics, Inc.	18,000	$ 618,300

Agricultural Chemicals - 1.21%
Scotts Miracle-Gro Co. - Class A	17,999	702,681

Air Courier Services - 1.61%
FedEx Corp.	10,000	934,800

Beverages - 3.75%
The Coca-Cola Co.	22,000	1,301,740
Constellation Brands, Inc. - Class A (a)	42,000	877,800
		2,179,540

Bottled & Canned Soft Drinks & Carbonated Waters - 2.17%
Cadbury Schweppes Plc. (b)	28,500	1,264,545

Cable & Other Pay Television Services - 2.06%
Comcast Corp. - Class A (a)	66,000	1,198,560

Crude Petroleum & Natural Gas - 3.89%
Pioneer Natural Resources Co.	25,000	1,047,500
Royal Dutch Shell Plc. (b)	17,000	1,213,970
		2,261,470

Drilling Oil & Gas Wells - 1.71%
Diamond Offshore Drilling, Inc.	2,900	327,497
Helmerich & Payne, Inc.	17,000	666,740
		994,237

Electronic & Other Electrical Equipment - 3.13%
General Electric Co.	51,500	1,823,615

Electronic Connectors - 2.27%
Tyco International Ltd.	33,500	1,318,560

Fats & Oils - 3.06%
Archer-Daniels-Midland Co.	27,000	1,189,350
Bunge Ltd.	5,000	592,350
		1,781,700

Finance Lessors - 0.58%
CIT Group, Inc.	12,000	335,520

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds Becker Value Equity Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 97.29% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 3.75%
Allstate Corp.	19,000	$ 936,130
Chubb Corp.	24,000	1,242,960
		2,179,090

Grain Mill Products - 1.97%
General Mills, Inc.	21,000	1,146,810

Hotels & Motels - 1.40%
Starwood Hotel & Resorts Worldwide, Inc.	18,000	814,500

Insurance Agents, Brokers & Service - 2.43%
Hartford Financial Services Group	10,500	848,085
Marsh & McLennan Companies, Inc.	20,500	565,800
		1,413,885

Laboratory Analytical Instruments - 2.06%
Applera Corp. - Applied Biosystems Group	38,000	1,198,140

Malt Beverages - 0.77%
Molson Coors Brewing Co.	10,000	446,700

Miscellaneous Manufacturing Industries - 0.95%
International Game Technology	13,000	554,710

Motor Vehicles & Passenger Car Bodies - 3.40%
Honda Motor Co., Ltd. (b)	42,000	1,324,680
Toyota Motor Corp. (b)	6,000	651,300
		1,975,980

National Commercial Banks - 3.45%
TCF Financial Corp.	40,000	850,000
U.S. Bancorp	34,000	1,154,300
		2,004,300

Office Machines - 2.08%
Pitney Bowes, Inc.	33,000	1,211,100

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.22%
PPG Industries, Inc.	19,500	1,288,755

Paper Mills - 2.13%
International Paper Co.	38,500	1,241,625

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds Becker Value Equity Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 97.29% - continued	Shares	Value

Petroleum Refining - 3.44%
Chevron Corp.	8,025	$ 678,113
ConocoPhillips	16,500	1,325,280
		2,003,393

Pharmaceutical Preparations - 8.01%
Abbott Laboratories	27,000	1,520,100
Eli Lilly & Co.	30,000	1,545,600
Pfizer, Inc.	68,000	1,590,520
		4,656,220

Refuse Systems - 1.67%
Waste Management, Inc.	30,000	973,200

Retail - Grocery Stores - 2.06%
Kroger Co.	47,000	1,196,150

Retail - Radio, TV & Consumer Electronics Stores - 1.68%
Best Buy Co., Inc.	20,000	976,200

Retail - Retail Stores - 0.98%
Petsmart, Inc.	25,000	571,750

Retail - Variety Stores - 3.01%
Costco Wholesale Corp.	3,300	224,202
Wal-Mart Stores, Inc.	30,000	1,526,400
		1,750,602

Retail - Women's Clothing Stores - 1.87%
Limited Brands, Inc.	57,000	1,088,130

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.02%
Raytheon Company	18,000	1,172,520

Services - Advertising Agencies - 1.12%
Interpublic Group of Companies, Inc. (a)	73,000	651,890

Services - Business Services - 2.13%
Manpower, Inc.	22,000	1,237,720

Services - Prepackaged Software - 6.48%
Lawson Software, Inc. (a)	121,650	1,057,138
Microsoft Corp.	63,000	2,053,800
Synopsys, Inc. (a)	30,000	660,600
		3,771,538
*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds Becker Value Equity Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Common Stocks - 97.29% - continued	Shares	Value

Surgical & Medical Instruments & Apparatus - 3.87%
Becton, Dickinson & Co.	9,500	$ 822,035
Covidien Ltd.	32,000	1,428,160
		2,250,195

Telephone & Telegraph Apparatus - 1.43%
Adtran, Inc.	40,000	832,400

Trucking (No Local) - 1.00%
Con-way, Inc.	12,000	584,280

Water Transportation - 1.09%
Tidewater, Inc.	12,000	635,520

Wholesale - Electronic Parts & Equipment - 2.32%
Tyco Electronics Ltd.	39,850	1,347,328

TOTAL COMMON STOCKS (Cost $53,442,838)		56,588,159

Money Market Securities - 1.44%
Huntington U.S. Treasury Money Market Fund, 1.55% (c)	838,127	838,127

TOTAL MONEY MARKET SECURITIES (Cost $838,127)		838,127

TOTAL INVESTMENTS (Cost $54,280,965) - 98.73%		$ 57,426,286

Other assets less liabilities - 1.27%		737,891

TOTAL NET ASSETS - 100.00%		$ 58,164,177

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at January 31, 2008.
Tax Related
Unrealized appreciation		$ 5,468,441
Unrealized depreciation		(2,323,120)
Net unrealized appreciation		$ 3,145,321

Aggregate cost of securities for income tax purposes		$ 54,280,965

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments
January 31, 2008
(Unaudited)

Common Stocks - 94.20%	Shares	Value

Abrasive, Asbestos & Miscellanous. Nonmetallic Mineral Products - 1.02%
CARBO Ceramics, Inc.	1,300	$ 44,655

Air Transportation, Scheduled - 1.01%
SkyWest, Inc.	1,700	44,234

Apparel & Other Finished Products of Fabrics & Similar Material - 1.01%
Carter's, Inc. (a)	2,400	44,184

Arrangement of Transportation of Freight & Cargo - 1.72%
Pacer International, Inc.	4,400	75,372

Communications Equipment - 1.55%
Applied Signal Technology, Inc.	5,100	68,136

Computer Storage Devices - 3.24%
Dot Hill Systems Corp. (a)	36,400	142,324

Crude Petroleum & Natural Gas - 1.76%
Rosetta Resources, Inc. (a)	4,400	77,132

Deep Sea Foreign Transportation of Freight - 0.99%
StealthGas, Inc.	3,100	43,648

Drilling Oil & Gas Wells - 0.98%
Helmerich & Payne, Inc.	1,100	43,142

Electric Housewares & Fans - 1.12%
Helen Of Troy Ltd. (a)	2,900	49,300

Fabricated Plate Work (Boiler Shops) - 1.56%
Mobile Mini, Inc. (a)	4,500	68,400

Fire, Marine & Casualty Insurance - 4.52%
CastlePoint Holdings Ltd.	9,700	125,518
North Pointe Holdings Corp. (a)	3,673	56,931
Zenith National Insurance Corp.	400	15,928
		198,377

Lumber & Wood Products (No Furniture) - 1.64%
Louisiana-Pacific Corp.	4,700	71,769

Miscellaneous Manufacturing Industries - 2.24%
Shuffle Master, Inc. (a)	6,400	61,056
WMS Industries, Inc. (a)	1,000	37,400
		98,456

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
January 31, 2008
(Unaudited)

Common Stocks - 94.20% - continued	Shares	Value

Motor Vehicles & Passenger Car Bodies - 1.51%
Monaco Coach Corp.	6,500	$ 66,105

National Commercial Banks - 3.33%
Midwest Banc Holdings, Inc.	7,000	80,290
TCF Financial Corp.	3,100	65,875
		146,165

Oil & Gas Field Machinery & Equipment - 1.51%
Newpark Resources, Inc. (a)	13,600	66,232

Ophthalmic Goods - 0.45%
The Cooper Companies, Inc.	500	19,690

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.08%
RPM International, Inc.	2,200	47,608

Perfumes, Cosmetics & Other Toilet Preparations - 2.83%
Physicians Formula Holdings, Inc. (a)	13,100	124,188

Pharmaceutical Preparations - 2.87%
Angiotech Pharmaceuticals, Inc. (a)	19,200	60,288
Noven Pharmaceuticals, Inc. (a)	4,900	65,807
		126,095

Radio Broadcasting Stations - 0.78%
Radio One, Inc. - Class D (a)	21,400	34,240

Radio & TV Broadcasting & Communications Equipment - 1.56%
Arris Group, Inc. (a)	7,800	68,562

Railroad Equipment - 0.93%
Greenbrier Companies, Inc.	2,100	40,824

Real Estate - 2.57%
Meruelo Maddux Properties, Inc. (a)	21,500	112,875

Retail - Auto & Home Supply Stores - 1.48%
MarineMax, Inc. (a)	4,200	64,974

Retail - Auto Dealers & Gasoline Stations - 1.63%
Group 1 Automotive, Inc.	2,700	71,388

Retail - Drug Stores and Proprietary Stores - 2.78%
BioScrip, Inc. (a)	15,700	121,832

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
January 31, 2008
(Unaudited)

Common Stocks - 94.20% - continued	Shares	Value

Retail - Eating Places - 2.40%
Benihana, Inc. - Class A (a)	4,600	$ 50,002
Jack In The Box, Inc. (a)	1,900	55,537
		105,539

Retail - Retail Stores - 1.62%
Petsmart, Inc.	3,100	70,897

Retail - Variety Stores - 1.61%
Fred's, Inc.	7,500	70,725

Retail - Women's Clothing Stores - 2.12%
The Wet Seal, Inc. - Class A (a)	30,558	93,202

Semiconductors & Related Devices - 2.84%
Lattice Semiconductor Corp. (a)	16,000	42,400
OmniVision Technologies, Inc. (a)	5,800	82,128
		124,528

Services - Computer Integrated Systems Design - 2.07%
Mentor Graphics Corp. (a)	10,997	90,725

Services - Hospitals - 2.39%
RehabCare Group, Inc. (a)	5,000	104,950

Services - Management Services - 1.82%
CRM Holdings, Ltd. (a)	11,500	80,040

Services - Prepackaged Software - 7.25%
Cogent Communications Group, Inc. (a)	4,100	83,927
Kenexa Corp. (a)	4,100	72,816
Lawson Software, Inc. (a)	9,400	81,686
Magma Design Automation, Inc. (a)	7,000	79,800
		318,229

State Commercial Banks - 4.10%
Capital Corp of the West	3,900	77,493
UCBH Honldings, Inc.	3,700	52,244
CVB Financial Corp.	4,500	50,175
		179,912

Telephone & Telegraph Apparatus - 6.06%
Adtran, Inc.	3,800	79,078
Intervoice, Inc. (a)	20,000	130,000
Westell Technologies, Inc. - Class A (a)	31,559	57,122
		266,200

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
January 31, 2008
(Unaudited)

Common Stocks - 94.20% - continued	Shares	Value

Trucking (No Local) - 2.00%
Con-way, Inc.	1,800	$ 87,642

Water Transportation - 1.09%
Tidewater, Inc.	900	47,664

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.61%
Houston Wire & Cable Co.	4,800	70,704

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies - 1.59%
Watsco, Inc.	1,900	69,920

Wholesale - Lumber & Other Construction Materials - 1.65%
Beacon Roofing Supply, Inc. (a)	7,800	72,384

Wholesale - Miscellanous Durable Goods - 0.32%
RC2 Corp. (a)	750	14,085

Wholesale - Petroleum & Petroleum Products (No Bulk Stations) - 1.99%
World Fuel Services Corp.	3,300	87,318

TOTAL COMMON STOCK (Cost $4,821,815)		4,134,571

Real Estate Investment Trusts - 6.45%
Ashford Hospitality Trust	12,700	79,375
Friedman Billings Ramsey Group, Inc. - Class A (a)	23,300	75,259
Redwood Trust, Inc.	3,100	128,681

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $409,104)		283,315

TOTAL INVESTMENTS (Cost $5,230,919) - 100.65%		$ 4,417,886

Liabilities in excess of cash & other assets - (0.65)%		(28,488)

TOTAL NET ASSETS - 100.00%		$ 4,389,398

(a) Non-income producing.

Tax Related
Unrealized appreciation		$ 178,690
Unrealized depreciation		(991,723)
Net unrealized depreciation		$ (813,033)

Aggregate cost of securities for income tax purposes		$ 5,230,919

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds

Related Notes to the Schedule of Investments

January 31, 2008

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Funds intend to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income - The Funds follow industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Marathon Value Portfolio
Schedule of Investments
January 31, 2008
(Unaudited)

Common Stocks - 80.99%	Shares	Value

Aerospace-Defense - 0.39%
Northrop Grumman Corp.	1,400	$ 111,104

Agricultural Chemicals - 0.00%
Phosphate Holdings, Inc. (a)	4	-

Automobiles, Parts & Equipment - 0.88%
Toyota Motor Corp. (b)	2,300	249,665

Banking - 2.05%
Mitsubishi UFJ Financial Group, Inc. (MUFG) (b)	22,500	222,300
Popular, Inc.	10,000	135,200
U.S. Bancorp	6,530	221,694
		579,194

Biological Products, (No Diagnostic Substances) - 0.33%
Amgen, Inc. (a)	2,000	93,180

Broadcasting & Cable - 1.32%
Liberty Global, Inc. - Class A (a)	3,573	144,385
Liberty Media Corp. - Capital Group - Class A (a)	1,558	167,672
Saga Communications, Inc. - Class A (a)	10,500	61,215
		373,272

Computer Communications Equipment - 1.43%
Cisco Systems, Inc. (a)	16,500	404,250

Construction Materials - 0.83%
Vulcan Materials Co.	3,000	235,380

Delivery and Freight Services - 2.50%
Arkansas Best Corp.	11,100	341,769
United Parcel Services, Inc. - Class B	5,000	365,800
		707,569
Diversified Financial Services - 1.03%
Moody's Corp.	5,400	188,946
Western Union Co.	4,500	100,800
		289,746

Electric Components & Equipment - 2.54%
SECOM Co., Ltd. (b)	2,800	285,991
Zebra Technologies Corp. - Class A (a)	14,075	432,243
		718,234

Electric Utilities - 1.40%
Korea Electric Power Corp. (KEPCO) (b)	15,400	310,002
NorthWestern Corp.	3,000	86,700
		396,702

Energy - 1.36%
Sasol Ltd. (b)	8,000	384,400

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2008
(Unaudited)

Common Stocks - 80.99% - continued	Shares	Value

Healthcare Distribution & Services - 4.77%
Cardinal Health, Inc.	7,500	$ 434,775
IMS Health, Inc.	10,627	253,879
Pharmaceutical Product Development, Inc. (PPD)	15,200	659,072
		1,347,726

Healthcare Equipment - 4.16%
Becton, Dickinson & Co.	5,500	475,915
Dionex Corp. (a)	4,200	294,420
Medtronic, Inc.	3,500	162,995
St. Jude Medical, Inc. (a)	6,000	243,060
		1,176,390

Household Furniture - 0.32%
Natuzzi S.p.A. (a) (b)	22,900	90,455

Household Products - 2.64%
Colgate-Palmolive Co.	2,500	192,500
Kimberly-Clark Corp.	5,600	367,640
The Procter & Gamble Co.	2,827	186,441
		746,581

Industrial Conglomerates - 5.14%
3M Co.	4,700	374,355
Eaton Corp.	2,800	231,728
General Electric Co.	14,300	506,363
Leggett & Platt, Inc.	5,200	98,904
Tyco International, Ltd.	6,175	243,048
		1,454,398

Industrial Machinery - 1.83%
Illinois Tool Works, Inc.	7,200	362,880
Lincoln Electric Holdings, Inc.	2,500	154,125
		517,005

Insurance - 2.44%
AEGON N.V. (c)	23,000	342,010
Aon Corp.	8,000	348,160
		690,170

Integrated Oil & Gas - 1.31%
ConocoPhillips	4,600	369,472

Oil & Gas Equipment & Services - 2.21%
BJ Services Co.	6,600	143,550
Noble Corporation	11,000	481,470
		625,020
*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2008
(Unaudited)

Common Stocks - 80.99% - continued	Shares	Value

Packaged Foods - 1.34%
Campbell Soup Co.	12,000	$ 379,320

Paper/Forest Products - 1.32%
Plum Creek Timber Co., Inc.	8,970	374,498

Perfumes, Cosmetics & Other Toilet Preparations - 1.06%
Elizabeth Arden, Inc. (a)	15,000	300,750

Pharmaceutical - 1.82%
Abbott Laboratories	7,000	394,100
Arena Pharmaceuticals, Inc. (a)	6,934	50,202
Bristol-Myers Squibb Co.	3,000	69,570
		513,872

Property & Casualty Insurance - 4.54%
Alleghany Corp. (a)	1,060	400,680
Berkshire Hathaway, Inc. - Class B (a)	130	591,500
Millea Holdings, Inc. (b)	7,750	292,288
		1,284,468

Publishing, Printing & Media - 0.98%
John Wiley & Sons, Inc. - Class A	7,000	275,940

Pumps & Pumping Equipment - 0.96%
Graco, Inc.	7,938	271,638

Radiotelephone Communications - 0.20%
SK Telecom Co., Ltd (b)	2,300	57,109

Real Estate - 2.19%
Alexander's, Inc. (a) (d)	500	175,050
Avatar Holdings, Inc. (a)	3,300	141,570
EastGroup Properties, Inc. (d)	2,800	115,892
Reading International, Inc. - Class A (a)	19,100	186,416
		618,928

Restaurants - 1.59%
McDonald's Corp.	8,400	449,820

Retail - General Merchandise Stores - 2.33%
Costco Wholesale Corp.	6,300	428,022
Family Dollar Stores, Inc.	11,000	231,330
		659,352

Retail - Specialty Stores - 2.39%
Chico's FAS, Inc. (a)	13,000	140,270
Circuit City Stores, Inc.	20,000	108,800
Haverty Furniture Companies, Inc.	6,500	66,495
Office Depot, Inc. (a)	16,200	240,246
Tiffany & Co.	3,000	119,700
		675,511

Savings Institutions - 0.52%
First Niagara Financial Group, Inc.	11,500	146,280

Semiconductors & Related Devices - 1.90%
Linear Technology Corp.	10,500	290,535
Texas Instruments, Inc.	8,000	247,440
		537,975

Services - Consumer Credit Reporting, Collection Agencies - 0.62%
Equifax, Inc.	4,700	174,323

Services - Data and Transaction Processing - 2.55%
Automatic Data Processing, Inc.	6,700	271,819
Global Payments, Inc.	5,500	205,700
Total System Services, Inc.	10,500	242,550
		720,069
*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2008
(Unaudited)

Common Stocks - 80.99% - continued	Shares	Value

Services - Staffing - 1.64%
CDI Corp.	8,800	$ 171,160
Robert Half International, Inc.	10,500	291,690
		462,850

Soft Drinks - 1.46%
The Coca-Cola Co.	7,000	414,190

Specialty Chemicals - 3.43%
Cabot Corp.	12,500	371,625
PPG Industries, Inc.	4,100	270,969
The Valspar Corp.	16,400	328,492
		971,086

Systems Software & Computer Hardware - 3.40%
International Business Machines Corp. (IBM)	6,200	665,508
Microsoft Corp.	9,100	296,660
		962,168

Wholesale - Electronic Parts & Equipment - 3.30%
Avnet, Inc. (a)	11,000	391,710
Tyco Electronics Ltd.	16,000	540,960
		932,670

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 0.57%
Patterson Companies, Inc. (a)	5,000	160,200

TOTAL COMMON STOCKS (Cost $16,942,748)		22,902,930

Preferred Stock - 1.01%

E. I. DuPont De Nemours & Co. $4.50	3,500	284,375

TOTAL PREFERRED STOCK (Cost $273,570)		284,375

Exchange-Traded Funds - 1.71%

UltraShort MSCI Emerging Markets ProShares	2,400	207,624
UltraShort S&P500 ProShares	4,500	275,265

TOTAL EXCHANGE-TRADED FUNDS (Cost $445,385)		482,889
	Principal
Corporate Bonds - 3.30%	Amount

Ambac Financial Group, Inc., 5.950%, 12/05/2035	$ 600,000	341,783
Allegiance Telecom, Inc. Senior Notes, 12.875%, 05/15/2008 (a) (e)	125,000	-
CWABS, Inc., 6.380%, 10/25/2032 (f) (h)	70,624	1,563
CWABS, Inc., 4.040%, 04/25/2032 (f) (h)	107,392	100,549
IMPAC CMB Trust, 5.760%, 10/25/2033 (g) (h)	284,262	279,376
IMPAC CMB Trust, 4.220%, 9/25/2034 (g) (h)	218,598	211,098
Mississippi Chemical Corp., 7.250%, 11/15/2017 (a) (e)	125,000	-

TOTAL CORPORATE BONDS (Cost $1,209,580)		934,369

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2008
(Unaudited)
	Principal
U.S. Agency Obligations - 0.04%	Amount	Value

Federal Home Loan Mortgage Corp., Series #2692, 3.500%, 01/15/2023 (g)	$ 10,326	$ 10,314

TOTAL U.S. AGENCY OBLIGATIONS (Cost $10,189)		10,314

Municpal Bonds - 2.65%

Wisconsin ST Gen Rev, 4.730%, 05/01/2032	750,000	750,000

TOTAL MUNICIPAL BONDS (Cost $749,888)		750,000
	Shares
Money Market Securities - 10.08%

Fidelity Institutional Money Market Portfolio - Class I, 4.44% (i)	2,849,416	2,849,416

TOTAL MONEY MARKET SECURITIES (Cost $2,849,416)		2,849,416

TOTAL INVESTMENTS (Cost $22,480,776) - 99.78%		$ 28,214,293

Other assets less liabilities - 0.22%		61,949

TOTAL NET ASSETS - 100.00%		$ 28,276,242

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registry.
(d) Real Estate Investment Trust.
(e) In default, issuer filed Chapter 11 bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.
(f) Asset-Backed Security.
(g) Collateralized mortgage obligation.
(h) Variable rate securities; the coupon rate shown represents the rate at January 31, 2008.
(i) Variable rate security; the rate shown represents the money market rate at January 31, 2008.

Tax Related
Unrealized appreciation		6,556,759
Unrealized depreciation		(823,242)
Net unrealized appreciation		$ 5,733,517

Aggregate cost of securities for income tax purposes		$ 22,480,776

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio

January 31, 2008 (Unaudited)

Related Notes to the Schedule of Investments

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic andpolitical developments in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation that other securities.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Sound Mind Investing Funds The Sound Mind Investing Fund Schedule of Investments January 31, 2008 (Unaudited)

Mutual Funds - 88.92%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Fund's Net Assets - 87.41%

Alger MidCap Growth Fund - Institutional Class	483,625	$ 7,839,560
Allianz NFJ International Value Fund - Institutional Class	146,453	3,591,024
Allianz OCC Growth Fund - Institutional Class (a)	154,663	3,993,391
American Century Heritage Fund - Institutional Class	481,844	9,448,958
Artisan International Small Cap Fund - Investor Class	271,182	5,518,550
Aston Optimum Mid Cap Fund - Institutional Class (b)	327,896	8,856,484
CGM Focus Fund	213,093	10,279,624
Driehaus International Discovery Fund (b)	212,927	7,882,557
Fidelity Independence Fund	121,448	3,070,205
Fidelity Leveraged Company Stock Fund	311,030	9,169,178
Fidelity OTC Portfolio (a)	122,060	5,492,691
First Eagle U.S. Value Fund - Institutional Class	345,428	5,419,768
John Hancock Large Cap Equity Fund - Institutional Class	351,393	10,063,897
Hartford International Opportunities Fund - Institutional Class	550,994	9,278,745
Janus Adviser Forty Fund - Institutional Class	164,572	6,275,128
Janus Contrarian Fund	506,625	9,666,407
Janus Orion Fund	807,587	9,650,660
Janus Overseas Fund	193,752	9,896,849
Janus Research Fund	310,114	8,912,691
Kinetics Small Cap Opportunities Fund	99,800	2,832,327
Kinetics Paradigm Fund	301,575	8,507,424
Lord Abbett Developing Growth Fund, Inc. - Institutional Class	458,256	8,321,930
Neuberger Berman Genesis - Institutional Class	196,551	8,748,485
Oppenheimer Small & Mid Cap Value Fund	168,590	5,806,225
T. Rowe Price New Asia Fund	159,451	2,871,718
T. Rowe Price Latin America Fund	48,090	2,414,114
Thornburg International Value Fund - Institutional Class	134,823	4,097,269
TIAA-CREF Institutional Growth & Income Fund - Institutional Class (b)	937,358	8,858,030

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $200,966,645)		196,763,889

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 1.51% [d]

Allianz NFJ Dividend Value Fund - Institutional Class	200	3,174
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	4,824
Artisan Small Cap Value Fund - Investor Class	273	3,714
Artisan International Value Fund - Investor Class	136	3,305
BlackRock International Opportunities Portfolio - Institutional Class	100	3,851
The Bridgeway Small Cap Growth Fund (a)	205	2,809
The Bridgeway Small Cap Value Fund (a)	179	2,815
Columbia Small Cap Growth I Fund - Institutional Class	100	2,718
Dreyfus Premier International Small Cap Fund - Institutional Class	100	1,500
DWS Dreman Small Cap Value Fund - Institutional Class	85	2,813
Fidelity Mid-Cap Stock Fund	100	2,666
Franklin Small Cap Value Fund - Advisor Class	100	4,057
Gabelli Asset Fund - AAA Class	44,297	2,045,649

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds The Sound Mind Investing Fund Schedule of Investments - continued January 31, 2008 (Unaudited)

Mutual Funds - 88.92% - continued	Shares	Value

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 1.51% [d] - continued

Heartland Value Fund	100	$ 3,834
Janus Venture Fund	100	5,080
JPMorgan Small Cap Equity Fund - Class S	126	3,704
Longleaf Partners Small-Cap Fund	100	2,627
Nationwide Small Cap Fund - Institutional Class	150	2,297
Oakmark International Small Cap Fund - Institutional Class	165	2,295
Oberweis Micro-Cap Fund	175	2,340
Oppenheimer International Small Company Fund	100	2,308
Scudder Dynamic Growth Fund - Investor Class (a)	28,827	716,347
T. Rowe Price Small-Cap Value Fund	100	3,418
Winslow Green Growth Fund - Investor Class	28,616	573,179

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $3,849,138) [d]		3,401,324

TOTAL MUTUAL FUNDS (Cost $204,815,783)		200,165,213

Exchange-Traded Funds - 10.72%
Claymore/BNY BRIC ETF	60,955	2,907,554
Consumer Staples Select Sector SPDR Fund	271,820	7,385,349
Industrial Select Sector SPDR Fund	58,867	2,193,973
iShares Dow Jones U.S. Basic Materials Sector Index Fund	128,940	9,457,749
Powershares Dynamic Mid Cap Growth Portfolio	102,245	2,197,245

TOTAL EXCHANGE-TRADED FUNDS (Cost $25,460,316)		24,141,870

Money Market Securities - 0.65%
Fidelity Institutional Treasury Portfolio - Class I, 2.33% (c)	1,449,646	1,449,646

TOTAL MONEY MARKET SECURITIES (Cost $1,449,646)		1,449,646

TOTAL INVESTMENTS (Cost $231,725,745) - 100.29%		$ 225,756,729

Liabilities in excess of cash & other assets - (0.29)%		(651,700)

TOTAL NET ASSETS - 100.00%		$ 225,105,029

(a) Non-income producing.
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.

(c) Variable rate securities; the money market rate shown represents the rate at January 31, 2008.

(d) Small investments are occasionally retained in mutual funds that are closed, or in the manager's opinion are at risk to close, so as to allow the Funds the flexibility to reinvest in these funds in the future.

Tax Related
Gross unrealized appreciation	$ 9,134,948
Gross unrealized depreciation	(15,103,965)
Net unrealized depreciation	$ (5,969,017)

Aggregate cost of securities for income tax purposes	$ 231,725,745

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments
January 31, 2008
(Unaudited)

Mutual Funds - 87.18%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 86.06%

American Century Heritage Fund - Institutional Class	86,302	$ 1,692,375
Alger Capital Appreciation Institutional Fund - Institutional Class (a)	73,641	1,434,520
Alger MidCap Growth Fund - Institutional Class	61,336	994,255
Aston Optimum Mid Cap Fund - Institutional Class	40,340	1,089,590
CGM Focus Fund	32,615	1,573,336
Driehaus International Discovery Fund	31,988	1,184,189
Fidelity Leveraged Company Stock Fund	33,733	994,450
Fidelity OTC Portfolio (a)	16,774	754,831
First Eagle U.S. Value Fund - Institutional Class	23,523	369,081
Gabelli Asset Fund - AAA Class	24,371	1,125,469
John Hancock Large Cap Equity Fund - Institutional Class	50,406	1,443,622
Hartford International Opportunities Fund	89,693	1,510,434
Janus Adviser Forty Fund - Institutional Class	37,355	1,424,343
Janus Contrarian Fund	74,401	1,419,569
Janus Orion Fund	139,774	1,670,294
Janus Overseas Fund	33,122	1,691,849
Janus Research Fund	43,598	1,253,004
Kinetics Paradigm Fund	16,842	475,110
Lord Abbett Developing Growth Fund, Inc. - Institutional Class	67,247	1,221,215
Neuberger Berman Genesis - Institutional Class	36,628	1,630,320
Oppenheimer Small & Mid Cap Value Fund	20,911	720,158
Stratton Multi-Cap Fund (b)	28,079	1,145,075
Thornburg International Value Fund - Institutional Class	47,163	1,433,290
TIAA-CREF Institutional Growth & Income Fund - Institutional Class	125,967	1,190,389

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $30,880,555)		29,440,768

Mutual Funds Less Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 1.12% [d]

Artisan International Small Cap Fund - Investor Class	9,132	185,829
BlackRock International Opportunities Portfolio - Institutional Class	100	3,851
Janus Venture Fund	100	5,080
Longleaf Partners Fund	144	4,438
Longleaf Partners Small-Cap Fund	100	2,627
Oakmark International Small Cap Fund - Institutional Class	165	2,295
Oppenheimer International Small Company Fund	100	2,308
Winslow Green Growth Fund - Investor Class	8,724	174,742

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $269,710) [d]		381,170

TOTAL MUTUAL FUNDS (Cost $31,150,265)		29,821,938

Exchange-Traded Funds - 9.57%
Claymore/BNY BRIC ETF	26,065	1,243,300
Consumer Staples Select Sector SPDR Fund	25,300	687,401
iShares Dow Jones U.S. Basic Materials Sector Index Fund	18,320	1,343,772

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,337,905)		3,274,473

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments - continued
January 31, 2008
(Unaudited)

Money Market Securities - 2.77%	Shares	Value

Fidelity Institutional Treasury Portfolio - Class I, 2.33% (c)	948,496	$ 948,496

TOTAL MONEY MARKET SECURITIES (Cost $948,496)		948,496

TOTAL INVESTMENTS (Cost $35,436,666) - 99.52%		$ 34,044,907

Cash & other assets less liabilities - 0.48%		163,768

TOTAL NET ASSETS - 100.00%		$ 34,208,675

(a) Non-income producing.
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(c) Variable rate securities; the money market rate shown represents the rate at January 31, 2008.
(d) Small investments are occasionally retained in mutual funds that are closed, or in the manager's opinion are at risk to close, so as to allow the Funds the flexibility to reinvest in these funds in the future.

Tax Related
Gross unrealized appreciation		$ 714,157
Gross unrealized depreciation		(2,519,336)
Net unrealized depreciation		$ (1,805,179)

Aggregate cost of securities for income tax purposes		$ 35,436,666

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments - continued
January 31, 2008
(Unaudited)

	Number of	Underlying Face	Unrealized
	(Short)	Amount at	Appreciation
Short Futures Contracts	Contracts	Market Value	(Depreciation)

E-Mini MSCI EAFE Index Futures Contract March 2008 (a)	(17)	$ (1,749,300)	$ (55,830)
E-Mini S&P 500 Futures Contract March 2008 (b)	(90)	(6,208,200)	(104,500)
E- Mini Russell 2000 Mini Futures Contract March 2008 (c)	(73)	(5,219,500)	(253,090)

Total Short Futures Contracts			$ (413,420)

(a) Each E-Mini MSCI EAFE Index Futures contract has a multiplier of 50 shares.
(b) Each E-Mini S&P 500 Futures contract has a multiplier of 50 shares.
(c) Each E-Mini Russell 2000 Mini Futures contract has a multiplier of 100 shares.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

Related Footnotes to the Schedule of Investments

January 31, 2008 - (Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Mutual funds are valued at the daily redemption value as reported by the underlying fund. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees of the Trust (the "Board").

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing also is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. For example, an underlying fund in which a Fund invests may fail to calculate its NAV as of the NYSE close. Also, investments in derivatives, such as futures contracts and options on futures contracts, are more likely to trigger fair valuation than investments in other securities.

Futures Contracts – The Managed Volatility Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts.When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss.

Short Sales – Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of March 26, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ Anthony J. Ghoston _______________	______
Anthony J. Ghoston, President

Date	3/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony J. Ghoston ___________________________
Anthony J. Ghoston, President

Date	3/28/2008

By

________/s/ William J. Murphy ________________________________

William J. Murphy, Interim Treasurer

Date	3/28/2008

.